ASSET RETIREMENT OBLIGATIONS	3 Months Ended
Mar. 31, 2012
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

6.                                      ASSET RETIREMENT OBLIGATIONS

The following table shows the change in the balance of the restoration and reclamation liability during the three months ended March 31, 2012:

Reserve for future restoration and reclamation costs beginning of period	$4,735,759
Additions and changes in cash flow estimates	214,817
Costs incurred	(430,185)
Accretion expense	23,119
Reserve for future restoration and reclamation costs at end of period	$4,543,510